Mining interests - Otjikoto - Narrative (Details) - Otjikoto Mine $ in Millions	Dec. 31, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Estimated undiscounted severance obligation before inflation adjustments	$ 16
Restructuring provision	$ 12
Restructuring provision | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, liabilities	0.11
Restructuring provision | Inflation rate
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, liabilities	0.07
Restructuring provision | Exchange rate
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, liabilities	18.30